ROPES & GRAY LLP 800 BOYLSTON STREET SUITE 3600 BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Kathleen M. Nichols T +1 617 854 2418 Kathleen.nichols@ropesgray.com

May 15, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Investment Trust (the “Trust”) (File Nos. 33-19228 and 811-05443)

Ladies and Gentlemen:

On behalf of the Trust, we are filing, today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed for the purpose of adding a new series fund, Calamos Merger Arbitrage Fund, to the Trust and relates only to the Calamos Merger Arbitrage Fund.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq.

Rita Rubin, Esq.